Commitments and Contingencies - Summary of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
2021	$ 1,471	$ 5,380
2022	5,817	5,000
2023	4,613	3,838
2024	4,165	3,330
2025	3,661	2,844
Thereafter	9,378	5,975
Total	$ 29,105	$ 26,367